ACQUISITIONS AND DIVESTITURES - Schedule of 2023 Divestitures (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2023	Jul. 09, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consideration received
Proceeds from divestitures			$ 95,749	$ 0	$ 86,224
Total consideration		$ 66,168
Net assets divested
Natural gas and oil properties	$ (2,490,375)		(2,490,375)	(2,555,808)
Restricted cash	(36,252)		(36,252)	(55,388)
Derivative financial instruments, net	(112,060)		(112,060)	(41,675)
Total non-current borrowings, net	1,075,805		1,075,805	1,169,233
Gain (loss) on sale of equity interest			(18,440)	$ 0	$ 0
DP Lion Equity Holdco LLC
Consideration received
Proceeds from divestitures	(30,000)
Total consideration	(30,000)
Net assets divested
Natural gas and oil properties	(142,891)		(142,891)
Restricted cash	(7,345)		(7,345)
Derivative financial instruments, net	(20,328)		(20,328)
Other assets	(8,140)		(8,140)
Total non-current borrowings, net	154,966		154,966
Other liabilities	9,288		9,288
Net assets divested	(14,450)		$ (14,450)
Cost basis of investment retained	2,890
Gain (loss) on sale of equity interest	$ (18,440)